Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Associates And Joint Ventures [Line Items]
Schedule of investments in associates and joint ventures accounted for by the equity method

	Ownership as of
	December 31,
	2023	2022	2023		2022
Associates:
TelevisaUnivision and subsidiaries	43.7%	44.4%	Ps.	42,326,344	Ps.	49,446,349
Other				50,277		51,864
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (collectively “GTAC”) (1)	33.3%	33.3%		844,728		750,169
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (2)	50.0%	50.0%		206,289		202,567
			Ps.	43,427,638	Ps.	50,450,949

(1)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V. have an equal equity participation of 33.3%. A subsidiary of the Company entered into long-term loans to provide financing to GTAC for an aggregate principal amount of Ps.1,399,017, with an annual interest of TIIE plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these long-term loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2024 and 2032. During the years ended December 31, 2023 and 2022, GTAC paid principal and interest to the Group in connection with these long-term loans in the aggregate principal amount of Ps.178,914 and Ps.146,386, respectively. The net investment in GTAC as of December 31, 2023 and 2022, included amounts receivable in connection with these long-term loans to GTAC in the aggregate amount of Ps.948,549 and Ps.853,163, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(2)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. As of December 31, 2023 and 2022, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

Schedule of roll forward of investments in associates and joint ventures

	2023		2022
At January 1	Ps.	50,450,949	Ps.	26,704,235
Reversal of impairment loss		—		593,838
Share of loss of associates and joint ventures, net		(4,803,533)		(8,724,643)
Share of other comprehensive income of associates		4,278,531		4,245,546
Long-term loans granted to GTAC, net		155,062		166,223
Foreign currency translation adjustments		(6,585,695)		(3,261,758)
GTAC payments of principal and interest		(178,914)		(146,386)
Dividends from PDS		(8,000)		(10,000)
Consideration in common and preferred stock of TelevisaUnivision (see Notes 3 and 28)		—		30,912,000
Other		119,238		(28,106)
At December 31	Ps.	43,427,638	Ps.	50,450,949

Summarized of reconciles the summarized financial information of TelevisaUnivision (formerly known as UH II) to the carrying amount of the Group's interest TelevisaUnivision

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group’s interest TelevisaUnivision as of December 31, 2023 and 2022, respectively (amounts in thousands of U.S. dollars):

	2023		2022
Ownership as of December 31		43.7%		44.4%
Group’s share of net assets	U.S.$	1,384,364	U.S.$	1,423,488
Group’s share of net assets	Ps.	23,440,738	Ps.	27,723,859
Goodwill, purchase price allocation and other adjustments		18,885,606		21,722,490
Carrying amount of the Group’s interest in TelevisaUnivision	Ps.	42,326,344	Ps.	49,446,349

IFRS summarized financial information of TelevisaUnivision for the years ended December 31, 2023, 2022 and 2021 (amounts in thousands of U.S. dollars):

	2023		2022		2021
Revenue	U.S.$	4,928,000	U.S.$	4,609,600	U.S.$	2,841,000
Depreciation and amortization		570,700		524,300		251,500
Interest income		100,300		11,400		400
Interest expense		716,800		610,300		420,387
(Expense) income from continuing operations		(513,000)		(1,203,200)		550,128
Income tax (expense) benefit		(129,200)		(232,400)		36,872
Net (loss) income		(642,200)		(1,435,600)		587,000
Other comprehensive income		535,400		471,113		32,000
Total comprehensive (loss) income		(106,800)		(964,487)		619,000
Preferred dividends received from TelevisaUnivision		41,250		37,812		—

Summarized of reconcilies the summarized financial information of TelevisaUnivision (formerly known as UH II) to the carrying amount of the Group's interest in Televisaunivision

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group´s interest in TelevisaUnivision for the years ended December 31, 2023, 2022 and 2021 (amounts in thousands of U.S. dollars):

	2023		2022		2021
Net (loss) income	U.S.$	(280,533)	U.S.$	(637,955)	U.S.$	208,638
Other comprehensive income		233,880		209,354		11,374

Net (loss) income	Ps.	(4,940,904)	Ps.	(12,555,817)	Ps.	4,232,441
Other comprehensive income		4,278,446		4,245,660		232,773
Purchase price allocation and other adjustments:
Net income (loss) adjustments		128,148		3,790,887		(4,834,744)
Group’s interest in UHI:
Net loss		(4,812,756)		(8,764,930)		(602,303)
Other comprehensive income		4,278,446		4,245,660		232,773
Reversal of impairment		—		593,838		4,161,704

Schedule of combined condensed balance sheet information related to the Group's share in associates other than TelevisaUnivision (formerly known as UH II)

	2023		2022
Current assets	Ps.	17,809	Ps.	17,896
Non-current assets		47,657		39,213
Total assets		65,466		57,109
Current liabilities		12,487		26,952
Non-current liabilities		25,704		1,295
Total liabilities		38,191		28,247
Net assets		27,275		28,862
Goodwill, purchase price allocation and other adjustments		23,002		23,002
Carrying amount of the Group’s interest in associates	Ps.	50,277	Ps.	51,864

	2023		2022
Current assets	Ps.	178,846	Ps.	181,740
Non-current assets		937,841		796,426
Total assets		1,116,687		978,166
Current liabilities		96,005		101,167
Non-current liabilities		1,032,051		891,263
Total liabilities		1,128,056		992,430
Net liabilities	Ps.	(11,369)	Ps.	(14,264)
Goodwill, purchase price allocation and other adjustments		113,837		113,837
Long-term loans granted to GTAC, net		948,549		853,163
Carrying amount of the Group’s interest in joint ventures	Ps.	1,051,017	Ps.	952,736

Schedule of share of comprehensive income (loss) of associates and joint ventures other than TelevisaUnivision (formerly known as UH II)

	2023		2022		2021
Share of income of associates and joint ventures, net	Ps.	9,223	Ps.	40,287	Ps.	111,629
Share of other comprehensive income of associates and joint ventures:
Foreign currency translation adjustments, net		—		—		58
Other items of comprehensive income (loss), net		85		(114)		12,883
		85		(114)		12,941
Share of comprehensive income of associates and joint ventures	Ps.	9,308	Ps.	40,173	Ps.	124,570

TelevisaUnivision
Disclosure of Associates And Joint Ventures [Line Items]
Schedule of combined condensed balance sheet information related to the Group's share in associates other than TelevisaUnivision (formerly known as UH II)

IFRS summarized financial information of TelevisaUnivision as of December 31, 2023 and 2022, respectively (amounts in thousands of U.S. dollars):

	2023		2022
Current assets (include cash and cash equivalents for U.S.$220,900 and U.S.$538,600, respectively)	U.S.$	2,751,600	U.S.$	2,444,700
Non-current assets		15,426,900		15,764,400
Total assets		18,178,500		18,209,100
Current liabilities (include financial liabilities for U.S.$46,200 and U.S.$60,100, respectively)		1,780,400		1,405,000
Non-current liabilities (include financial liabilities for U.S.$479,900 and U.S.$628,100, respectively)		13,229,000		13,600,800
Total liabilities		15,009,400		15,005,800
Total net assets	U.S.$	3,169,100	U.S.$	3,203,300